Summary of Significant Accounting Policies - Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the period	¥ 2,531	¥ 1,186
Current period provision for expected credit losses		751
Write-offs	(945)
Balance at the end of the period	¥ 1,586	¥ 1,937